Cover	Mar. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2024
Entity File Number	811-02201
Entity Registrant Name	Insight Select Income Fund
Entity Central Index Key	0000030125
Entity Tax Identification Number	23-1745238
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	(212)
Local Phone Number	527-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	INSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false